Pensions and Other Post Employment Benefit Plans - Schedule of Quantitative Sensitivity Analysis for Significant Assumptions (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Decrease / (increase) from actual defined benefit obligation	SFr 91	SFr 845
Discount Rate
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Assumptions, increase	0.25%	0.25%
Potential defined benefit obligation	SFr (6,274)	SFr (5,442)
Decrease / (increase) from actual defined benefit obligation	SFr 221	SFr 224
Assumptions, decrease	(0.25%)	(0.25%)
Potential defined benefit obligation	SFr (6,741)	SFr (5,922)
Decrease / (increase) from actual defined benefit obligation	SFr (247)	SFr (256)
Future Salary Increase
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Assumptions, increase	0.50%	0.50%
Potential defined benefit obligation	SFr (6,527)	SFr (5,681)
Decrease / (increase) from actual defined benefit obligation	SFr (32)	SFr (15)
Assumptions, decrease	(0.50%)	(0.50%)
Potential defined benefit obligation	SFr (6,462)	SFr (5,652)
Decrease / (increase) from actual defined benefit obligation	SFr 32	SFr 14
Mortality Assumptions
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Assumptions, period increase	1 year	1 year
Potential defined benefit obligation	SFr (6,553)	SFr (5,750)
Decrease / (increase) from actual defined benefit obligation	SFr (58)	SFr (84)
Assumptions, period decrease	1 year	1 year
Potential defined benefit obligation	SFr (6,429)	SFr (5,614)
Decrease / (increase) from actual defined benefit obligation	SFr 65	SFr 52